11. Segmented information	3 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Note 11. Segmented information

The Company operates in one business segment being the exploration of mineral property interests. The Company's assets are geographically segmented as follows:

	March 31, 2016	December 31, 2015
United States	$40,891	$38,323
Canada	15,133	22,501
Other	862	838
	$56,886	$61,662